Loss per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

For the years ended December 31, 2014, 2015 and 2016, basic and diluted loss per ADS assuming the change of ADS ration as discussed in note (28) occurred at January 1, 2014, as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Yingli Green Energy	(1,299,809)	(5,600,526)	(2,097,654)	(302,125)
Denominator:
Weighted average ordinary shares outstanding	173,613,085	181,763,770	181,763,770	181,763,770
Basic and diluted loss per share	(7.49)	(30.81)	(11.54)	(1.66)

Weighted average ADS outstanding	17,361,309	18,176,377	18,176,377	18,176,377
Basic and diluted loss per ADS	(74.87)	(308.12)	(115.41)	(16.62)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table summarizes potential common shares outstanding excluded from the calculation of diluted loss per share for the years ended December 31, 2014, 2015 and 2016, because their effect is anti-dilutive:

	Year ended December 31,
	2014	2015	2016

Shares issuable under stock options and restricted shares	6,910,812	6,542,994	7,328,575